Capital Private Client Services Funds
6455 Irvine Center Drive
Irvine, CA 92618

February 15, 2011

U.S. Securities and Exchange Commission
100 F. Street, NE
Washington, D.C. 20549

Re: Capital Private Client Services Funds (the “Fund”)
File Nos. 333-163115 and 811-22349

Dear Sir or Madam:

Attached is Form N-1A of the above-named investment company, which includes Post-Effective Amendment No.3 to the Registration Statement under the Securities Act of 1933 and Amendment No. 6 to the Registration Statement under the Investment Company Act of 1940. Changes made to the prospectus and Statement of Additional Information since the last filing are marked.

It is proposed that this registration statement become effective on February 16, 2011 pursuant to paragraph (a) of rule 485. We will file a separate request for acceleration.

If you have any questions please do not hesitate to contact me at (213) 615-0404.

Sincerely,
/s/ Timothy W. McHale
Timothy W. McHale
Counsel